Benefit Plans (Postretirement Health Costs) (Details) (Post-Retirement [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Post-Retirement [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 34	$ 29	$ 33
Interest cost	139	135	125
Net loss	39	32	36
Prior service cost	(21)	(21)	(9)
Termination and curtailment	(4)		40
Net postretirement health care costs	$ 187	$ 175	$ 225